Note 15 - Stock-based Compensation (Details) - Fair Value of Each Option Grant Assumptions Used - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Each Option Grant Assumptions Used [Abstract]
Risk free rate	1.00%	0.90%	0.40%
Expected life in years	4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility	28.60%	25.50%	37.50%
Dividend yield	0.20%	0.80%	0.00%
Weighted average fair value per option granted (in Dollars per share)	$ 11.91	$ 10.52	$ 10.13